Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Common stocks: 95.04%
Communication services: 8.10%
Diversified telecommunication services: 0.92%
AT&T Incorporated	99,068	$ 2,109,158
Lumen Technologies Incorporated	55,839	683,469
Verizon Communications Incorporated	52,206	2,677,646
		5,470,273
Entertainment: 1.28%
Electronic Arts Incorporated	5,074	703,510
Live Nation Entertainment Incorporated †	3,491	331,820
Netflix Incorporated †	6,068	1,198,066
Playtika Holding Corporation †	3,829	56,707
Spotify Technology †	1,878	211,782
Take-Two Interactive Software Incorporated †	763	95,016
The Madison Square Garden Company Class A †	2,736	448,321
The Walt Disney Company †	23,669	2,614,004
Warner Bros. Discovery Incorporated †	26,385	486,803
World Wrestling Entertainment Incorporated Class A	21,225	1,417,193
		7,563,222
Interactive media & services: 4.62%
Alphabet Incorporated Class A †	4,626	10,525,260
Alphabet Incorporated Class C †	4,132	9,424,183
Match Group Incorporated †	11,137	877,373
Meta Platforms Incorporated Class A †	33,740	6,533,414
TripAdvisor Incorporated †	1,463	36,341
		27,396,571
Media: 1.11%
Altice USA Incorporated †	3,079	35,039
Charter Communications Incorporated Class A †	1,310	664,078
Comcast Corporation Class A	52,161	2,309,689
Fox Corporation Class A	19,834	704,305
Interpublic Group of Companies Incorporated	25,435	819,770
Loyalty Ventures Incorporated †	353	3,742
News Corporation Class A	4,553	79,222
News Corporation Class B	9	158
Nexstar Media Group Incorporated Class A	4,903	859,104
Omnicom Group Incorporated	8,191	611,131
Sirius XM Holdings Incorporated	80,926	517,926
		6,604,164
Wireless telecommunication services: 0.17%
T-Mobile US Incorporated †	7,710	1,027,666
Consumer discretionary: 12.22%
Auto components: 0.28%
Aptiv plc †	4,056	430,909
BorgWarner Incorporated	25,083	1,011,347
Gentex Corporation	3,491	108,500
Lear Corporation	883	124,468
		1,675,224
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Automobiles: 2.27%
Ford Motor Company	139,605	$ 1,909,796
General Motors Company †	36,687	1,419,053
Harley-Davidson Incorporated	10,104	355,459
Tesla Motors Incorporated †	12,038	9,127,934
Thor Industries Incorporated	8,966	681,147
		13,493,389
Distributors: 0.03%
LKQ Corporation	3,979	204,481
Diversified consumer services: 0.37%
Frontdoor Incorporated †	1,262	31,222
H&R Block Incorporated	61,358	2,162,256
		2,193,478
Hotels, restaurants & leisure: 2.89%
Aramark	31,670	1,091,665
Booking Holdings Incorporated †	440	987,166
Chipotle Mexican Grill Incorporated †	511	716,703
Choice Hotels International Incorporated	5,840	746,878
Churchill Downs Incorporated	201	40,688
Darden Restaurants Incorporated	8,136	1,017,000
Domino's Pizza Incorporated	3,991	1,449,411
Expedia Group Incorporated †	3,627	469,080
Hilton Worldwide Holdings Incorporated	4,998	704,018
Hyatt Hotels Corporation Class A †	2,774	245,194
Marriott International Incorporated Class A	6,277	1,077,008
McDonald's Corporation	11,786	2,972,547
Six Flags Entertainment Corporation †	13,196	387,303
Starbucks Corporation	19,508	1,531,378
The Wendy's Company	18,256	340,292
Travel Leisure Company	16,561	846,433
Wyndham Hotels & Resorts Incorporated	11,967	958,916
Yum China Holdings Incorporated	3,114	141,562
Yum! Brands Incorporated	11,797	1,432,982
		17,156,224
Household durables: 0.09%
D.R. Horton Incorporated	1,488	111,823
PulteGroup Incorporated	2,777	125,687
Tempur-Pedic International Incorporated	6,622	174,622
Toll Brothers Incorporated	2,001	100,990
		513,122
Internet & direct marketing retail: 2.68%
Amazon.com Incorporated †	6,469	15,552,705
eBay Incorporated	5,838	284,135
Qurate Retail Incorporated	5,530	19,963
Wayfair Incorporated Class A †	1,189	70,615
		15,927,418
Leisure products: 0.09%
Polaris Industries Incorporated	3,648	388,694
The Brunswick Corporation	1,872	140,831
		529,525
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Multiline retail: 0.49%
Dollar General Corporation	2,270	$ 500,172
Dollar Tree Incorporated †	2,723	436,579
Kohl's Corporation	11,429	460,817
Nordstrom Incorporated	14,790	390,900
Target Corporation	6,781	1,097,708
		2,886,176
Specialty retail: 2.47%
Advance Auto Parts Incorporated	2,197	417,122
AutoNation Incorporated †	15,564	1,860,832
AutoZone Incorporated †	386	795,025
Bath & Body Works Incorporated	4,945	202,844
Best Buy Company Incorporated	3,563	292,380
Dick's Sporting Goods Incorporated	6,634	538,880
Foot Locker Incorporated	1,293	42,643
Lowe's Companies Incorporated	9,178	1,792,463
O'Reilly Automotive Incorporated †	954	607,860
Penske Auto Group Incorporated	13,176	1,517,085
Petco Health & Wellness Company †	6,427	102,575
The Gap Incorporated	1,634	18,023
The Home Depot Incorporated	13,881	4,202,473
The TJX Companies Incorporated	8,261	525,152
Tractor Supply Company	1,152	215,839
Ulta Beauty Incorporated †	842	356,250
Victoria's Secret Corporation †	19,719	812,620
Williams-Sonoma Incorporated	2,701	345,512
		14,645,578
Textiles, apparel & luxury goods: 0.56%
Capri Holdings Limited †	13,429	654,529
Carter's Incorporated	4,414	340,099
HanesBrands Incorporated	5,607	66,555
Nike Incorporated Class B	14,011	1,665,207
PVH Corporation	2,329	165,056
Skechers USA Incorporated Class A †	6,853	270,008
Under Armour Incorporated Class A †	12,314	130,282
		3,291,736
Consumer staples: 6.22%
Beverages: 1.56%
Boston Beer Company Incorporated Class A †	140	49,742
Constellation Brands Incorporated Class A	1,978	485,540
Keurig Dr. Pepper Incorporated	13,599	472,429
Molson Coors Brewing Company Class B	11,440	638,810
PepsiCo Incorporated	22,414	3,759,949
The Coca-Cola Company	60,886	3,858,955
		9,265,425
Food & staples retailing: 1.35%
Albertsons Companies LLC	31,418	959,820
Costco Wholesale Corporation	6,851	3,194,073
Sysco Corporation	3,634	305,910
The Kroger Company	23,792	1,260,262
US Foods Holding Corporation †	3,248	107,574
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Food & staples retailing (continued)
Walgreens Boots Alliance Incorporated	484	$ 21,214
Walmart Incorporated	16,939	2,178,864
		8,027,717
Food products: 1.42%
Archer Daniels Midland Company	9,180	833,728
Bunge Limited	6,461	764,466
Flowers Foods Incorporated	44,179	1,219,340
General Mills Incorporated	7,102	496,075
Hain Celestial Group Incorporated †	502	13,228
Ingredion Incorporated	1,393	131,903
Kellogg Company	2,010	140,177
Mondelez International Incorporated Class A	6,346	403,352
Pilgrim's Pride Corporation †	44,314	1,476,542
Seaboard Corporation	64	264,920
The Hershey Company	3,209	679,377
The J.M. Smucker Company	4,398	551,377
Tyson Foods Incorporated Class A	16,056	1,438,778
		8,413,263
Household products: 1.17%
Church & Dwight Company Incorporated	3,669	330,430
Colgate-Palmolive Company	7,796	614,403
Kimberly-Clark Corporation	3,553	472,620
Reynolds Consumer Products Incorporated	17,478	475,751
Spectrum Brands Holdings Incorporated	252	22,110
The Clorox Company	268	38,956
The Procter & Gamble Company	33,917	5,015,646
		6,969,916
Personal products: 0.14%
Coty Incorporated Class A †	35,425	251,163
Herbalife Nutrition Limited †	1,495	32,576
The Estee Lauder Companies Incorporated Class A	2,073	527,889
		811,628
Tobacco: 0.58%
Altria Group Incorporated	26,673	1,442,743
Philip Morris International Incorporated	18,886	2,006,638
		3,449,381
Energy: 4.06%
Energy equipment & services: 0.12%
Baker Hughes Incorporated	434	15,615
Schlumberger Limited	15,421	708,749
		724,364
Oil, gas & consumable fuels: 3.94%
APA Corporation	24,110	1,133,411
Cheniere Energy Incorporated	6,662	911,162
Chevron Corporation	23,651	4,130,884
ConocoPhillips	13,272	1,491,242
Continental Resources Incorporated	8,413	572,673
Devon Energy Corporation	13,155	985,310
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Diamondback Energy Incorporated	5,292	$ 804,490
EOG Resources Incorporated	7,551	1,034,185
Exxon Mobil Corporation	61,493	5,903,328
Marathon Oil Corporation	21,163	665,153
Marathon Petroleum Corporation	11,664	1,187,279
Occidental Petroleum Corporation	10,938	758,113
ONEOK Incorporated	4,573	301,132
Phillips 66	11,725	1,181,997
Pioneer Natural Resources Company	316	87,829
Targa Resources Corporation	16,705	1,203,094
Valero Energy Corporation	7,742	1,003,363
		23,354,645
Financials: 9.12%
Banks: 2.93%
Bank of America Corporation	94,930	3,531,396
Bank OZK	7,409	307,251
BOK Financial Corporation	435	37,484
Citigroup Incorporated	22,175	1,184,367
Citizens Financial Group Incorporated	7,447	308,157
Comerica Incorporated	7,041	585,882
Fifth Third Bancorp	11,536	454,864
FNB Corporation	10,302	125,169
JPMorgan Chase & Company	38,285	5,062,426
KeyCorp	11,052	220,598
M&T Bank Corporation	1,569	282,373
PacWest Bancorp	7,971	251,724
Pinnacle Financial Partners Incorporated	1,722	140,205
PNC Financial Services Group Incorporated	4,934	865,473
Popular Incorporated	9,723	794,466
Regions Financial Corporation	9,129	201,660
Synovus Financial Corporation	149	6,355
Truist Financial Corporation	18,858	937,997
US Bancorp	20,612	1,093,879
Wintrust Financial Corporation	6,118	534,652
Zions Bancorporation	7,932	452,441
		17,378,819
Capital markets: 2.19%
Affiliated Managers Group Incorporated	674	90,060
Bank of New York Mellon Corporation	9,909	461,858
BlackRock Incorporated	819	547,977
Evercore Partners Incorporated Class A	6,673	762,057
FactSet Research Systems Incorporated	1,256	479,516
Franklin Resources Incorporated	7,145	193,487
Intercontinental Exchange Incorporated	1,261	129,114
Invesco Limited	5,401	104,455
Janus Henderson Group plc	2,479	69,685
Jefferies Financial Group Incorporated	3,139	103,650
LPL Financial Holdings Incorporated	7,096	1,392,164
Moody's Corporation	567	170,990
Morgan Stanley	14,623	1,259,625
Raymond James Financial Incorporated	4,933	485,851
S&P Global Incorporated	4,001	1,398,269
SEI Investments Company	1,764	103,071
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Capital markets (continued)
State Street Corporation	1,365	$ 98,949
Stifel Financial Corporation	3,877	248,787
T. Rowe Price Group Incorporated	1,623	206,267
The Blackstone Group Incorporated Class A	15,729	1,852,719
The Carlyle Group Incorporated	2,413	92,973
The Charles Schwab Corporation	12,819	898,612
The Goldman Sachs Group Incorporated	2,720	889,032
VIRTU Financial Incorporated Class A	36,583	955,914
		12,995,082
Consumer finance: 0.52%
Ally Financial Incorporated	3,799	167,308
American Express Company	8,712	1,470,760
Capital One Financial Corporation	2,915	372,712
Credit Acceptance Corporation †	455	270,866
Discover Financial Services	1,829	207,573
OneMain Holdings Incorporated	1,913	84,287
SLM Corporation	12,990	254,474
Synchrony Financial	7,623	282,356
		3,110,336
Diversified financial services: 1.45%
Apollo Global Management Incorporated	1,137	65,537
Berkshire Hathaway Incorporated Class B †	26,637	8,416,759
Equitable Holdings Incorporated	2,626	79,857
Voya Financial Incorporated	902	61,886
		8,624,039
Insurance: 1.98%
AFLAC Incorporated	14,001	848,041
American Financial Group Incorporated	6,832	965,362
American International Group Incorporated	6,073	356,364
Aon plc Class A	1,906	525,427
Assurant Incorporated	3,784	668,595
Axis Capital Holdings Limited	8,524	499,251
Chubb Limited	4,499	950,594
Everest Reinsurance Group Limited	1,182	333,915
First American Financial Corporation	15,513	939,933
Marsh & McLennan Companies Incorporated	9,175	1,467,541
MetLife Incorporated	6,549	441,337
Old Republic International Corporation	21,783	521,049
Principal Financial Group Incorporated	3,719	271,227
Progressive Corporation	7,888	941,669
Prudential Financial Incorporated	5,555	590,219
The Allstate Corporation	3,215	439,458
The Hanover Insurance Group Incorporated	3,444	504,890
The Travelers Companies Incorporated	1,779	318,512
UnumProvident Corporation	2,955	107,710
W.R. Berkley Corporation	969	68,925
		11,760,019
Mortgage REITs: 0.05%
AGNC Investment Corporation	14,526	177,653
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Mortgage REITs (continued)
Annaly Capital Management Incorporated	10,865	$ 71,818
New Residential Investment Corporation	2,014	22,758
		272,229
Thrifts & mortgage finance: 0.00%
Rocket Companies Incorporated Class A	2,149	19,491
UWM Holdings Corporation	1,541	6,241
		25,732
Health care: 12.96%
Biotechnology: 2.43%
AbbVie Incorporated	28,693	4,228,487
Amgen Incorporated	9,935	2,550,712
Biogen Incorporated †	2,182	436,400
BioMarin Pharmaceutical Incorporated †	4,620	347,101
Exelixis Incorporated †	3,735	68,463
Gilead Sciences Incorporated	30,915	2,004,838
Horizon Therapeutics plc †	1,468	131,665
Incyte Corporation †	4,031	305,913
Ionis Pharmaceuticals Incorporated †	2,082	76,035
Moderna Incorporated †	11,952	1,736,984
Novavax Incorporated †	6,632	366,949
Regeneron Pharmaceuticals Incorporated †	1,509	1,003,093
United Therapeutics Corporation †	741	170,682
Vertex Pharmaceuticals Incorporated †	3,763	1,010,930
		14,438,252
Health care equipment & supplies: 2.20%
Abbott Laboratories	22,511	2,644,142
Baxter International Incorporated	7,475	568,474
Becton Dickinson & Company	5,189	1,327,346
Boston Scientific Corporation †	18,784	770,332
Dentsply Sirona Incorporated	10,660	421,710
DexCom Incorporated †	20	5,959
Edwards Lifesciences Corporation †	8,332	840,282
EMBECTA Corporation †	1,038	25,722
Envista Holdings Corporation †	16,699	718,725
Figs Incorporated Class A †	6,849	60,956
Globus Medical Incorporated Class A †	1,270	84,582
Hologic Incorporated †	1,990	149,787
ICU Medical Incorporated †	294	53,402
IDEXX Laboratories Incorporated †	1,077	421,775
Integra LifeSciences Holdings Corporation †	3,720	233,021
Intuitive Surgical Incorporated †	2,605	593,002
Masimo Corporation †	1,541	216,403
Medtronic plc	17,010	1,703,552
QUIDELORTHO Corporation †	548	52,076
ResMed Incorporated	2,909	591,865
STERIS plc	710	162,022
Stryker Corporation	3,958	928,151
Tandem Diabetes Care Incorporated †	520	35,448
Zimmer Biomet Holdings Incorporated	2,660	319,759
ZIMVIE Incorporated †	6,413	139,611
		13,068,104
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Health care providers & services: 2.52%
Anthem Incorporated	3,244	$ 1,653,175
Centene Corporation †	7,679	625,378
Cigna Corporation	5,061	1,357,816
CVS Health Corporation	26,455	2,559,521
HCA Healthcare Incorporated	3,962	833,605
Henry Schein Incorporated †	4,750	406,790
Humana Incorporated	1,541	699,968
Molina Healthcare Incorporated †	2,008	582,762
UnitedHealth Group Incorporated	12,564	6,241,544
		14,960,559
Health care technology: 0.06%
Definitive Healthcare Corporation †	17,486	341,851
Life sciences tools & services: 1.85%
Agilent Technologies Incorporated	3,890	496,208
Avantor Incorporated †	36,748	1,177,406
Bruker Corporation	3,721	232,488
Charles River Laboratories International Incorporated †	395	92,462
Danaher Corporation	8,951	2,361,453
IQVIA Holdings Incorporated †	3,075	661,894
Mettler-Toledo International Incorporated †	616	792,250
PerkinElmer Incorporated	2,638	394,829
Syneos Health Incorporated †	5,598	413,636
Thermo Fisher Scientific Incorporated	5,760	3,269,203
Waters Corporation †	1,252	410,593
West Pharmaceutical Services Incorporated	2,165	671,973
		10,974,395
Pharmaceuticals: 3.90%
Bristol-Myers Squibb Company	31,847	2,402,856
Eli Lilly & Company	10,553	3,307,732
Johnson & Johnson	35,958	6,455,540
Merck & Company Incorporated	38,369	3,531,099
Organon & Company	29,045	1,102,548
Perrigo Company plc	1,978	78,843
Pfizer Incorporated	101,073	5,360,912
Viatris Incorporated	17,439	213,977
Zoetis Incorporated	4,042	690,899
		23,144,406
Industrials: 8.87%
Aerospace & defense: 1.89%
Curtiss-Wright Corporation	1,072	152,203
General Dynamics Corporation	6,190	1,392,193
HEICO Corporation	195	27,895
Hexcel Corporation	6,874	394,911
Howmet Aerospace Incorporated	14,828	530,398
Huntington Ingalls Industries Incorporated	3,712	781,228
L3 Harris Technologies Incorporated	4,398	1,059,478
Lockheed Martin Corporation	4,644	2,043,871
Northrop Grumman Corporation	3,970	1,857,841
Raytheon Technologies Corporation	19,887	1,891,651
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Textron Incorporated	5,608	$ 366,146
The Boeing Company †	5,391	708,377
		11,206,192
Air freight & logistics: 0.67%
C.H. Robinson Worldwide Incorporated	9,360	1,015,654
Expeditors International of Washington Incorporated	4,476	487,168
FedEx Corporation	1,327	298,018
United Parcel Service Incorporated Class B	9,156	1,668,681
XPO Logistics Incorporated	10,079	538,622
		4,008,143
Airlines: 0.22%
Alaska Air Group Incorporated †	6,518	314,559
Copa Holdings SA Class A †	3,080	217,756
Delta Air Lines Incorporated †	15,021	626,225
JetBlue Airways Corporation †	13,353	143,411
		1,301,951
Building products: 0.47%
A.O. Smith Corporation	1,517	91,202
Builders FirstSource Incorporated †	7,191	468,062
Carlisle Companies Incorporated	1,362	346,534
Carrier Global Corporation	13,929	547,549
Johnson Controls International plc	8,352	455,268
Lennox International Incorporated	1,275	266,348
Masco Corporation	4,587	260,037
Owens Corning Incorporated	1,395	133,334
Trane Technologies plc	1,507	208,056
		2,776,390
Commercial services & supplies: 0.43%
ADT Incorporated	11,671	87,299
Cintas Corporation	1,125	448,121
Clean Harbors Incorporated †	2,016	188,294
Republic Services Incorporated	6,300	843,192
Waste Management Incorporated	6,050	958,986
		2,525,892
Construction & engineering: 0.06%
AECOM Technology Corporation	4,562	318,656
Quanta Services Incorporated	396	47,124
		365,780
Electrical equipment: 0.97%
Acuity Brands Incorporated	6,103	1,068,147
AMETEK Incorporated	1,317	159,976
Eaton Corporation plc	6,769	938,183
Emerson Electric Company	9,718	861,598
Fluence Energy Incorporated †	548	5,370
Hubbell Incorporated	2,817	534,836
nVent Electric plc	29,294	1,037,008
Regal Rexnord Corporation	6,464	807,677
Rockwell Automation Incorporated	1,002	213,626
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  9

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Electrical equipment (continued)
Sensata Technologies Holding plc	2,019	$ 96,973
Vertiv Holdings Company	4,717	51,840
		5,775,234
Industrial conglomerates: 0.89%
3M Company	10,839	1,618,154
General Electric Company	19,498	1,526,498
Honeywell International Incorporated	10,916	2,113,556
		5,258,208
Machinery: 0.98%
AGCO Corporation	2,028	259,848
Allison Transmission Holdings Incorporated	8,811	352,528
Caterpillar Incorporated	4,488	968,735
Crane Holdings Company	4,067	389,049
Cummins Incorporated	575	120,244
Deere & Company	2,481	887,652
Dover Corporation	1,928	258,178
Illinois Tool Works Incorporated	1,067	222,011
ITT Incorporated	2,321	171,336
Oshkosh Corporation	268	24,900
Otis Worldwide Corporation	13,843	1,029,919
PACCAR Incorporated	3,797	329,731
Parker-Hannifin Corporation	1,089	296,393
Pentair plc	4,628	232,187
The Middleby Corporation †	215	32,564
The Timken Company	339	20,703
The Toro Company	395	32,584
Wabtec Corporation	2,183	206,206
		5,834,768
Professional services: 0.81%
Booz Allen Hamilton Holding Corporation	3,387	290,808
CACI International Incorporated Class A †	1,627	456,162
FTI Consulting Incorporated †	5,738	963,984
Jacobs Engineering Group Incorporated	2,339	327,671
Legalzoom.com Incorporated †	4,619	60,509
Leidos Holdings Incorporated	1,201	125,505
Manpower Incorporated	14,164	1,269,236
Robert Half International Incorporated	12,725	1,147,159
Science Applications International Corporation	1,997	172,860
		4,813,894
Road & rail: 1.23%
CSX Corporation	6,327	201,135
J.B. Hunt Transport Services Incorporated	4,672	806,294
Knight-Swift Transportation Holdings Incorporated	12,657	615,636
Landstar System Incorporated	5,596	847,402
Old Dominion Freight Line Incorporated	1,886	487,041
Ryder System Incorporated	14,967	1,197,659
Schneider National Incorporated Class B	69,789	1,684,706
Union Pacific Corporation	6,588	1,447,911
		7,287,784
See accompanying notes to portfolio of investments

10  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Trading companies & distributors: 0.25%
MSC Industrial Direct Company Class A	2,462	$ 209,098
Univar Incorporated †	17,514	538,030
W.W. Grainger Incorporated	1,158	564,027
Watsco Incorporated	675	172,550
		1,483,705
Information technology: 26.70%
Communications equipment: 0.74%
Ciena Corporation †	261	13,264
Cisco Systems Incorporated	46,698	2,103,745
CommScope Holdings Incorporated †	117,607	883,229
Juniper Networks Incorporated	27,938	857,138
Motorola Solutions Incorporated	2,331	512,214
		4,369,590
Electronic equipment, instruments & components: 1.00%
Amphenol Corporation Class A	960	68,026
Arrow Electronics Incorporated †	11,211	1,352,607
Avnet Incorporated	27,468	1,330,825
CDW Corporation of Delaware	4,943	839,618
Jabil Circuit Incorporated	18,852	1,159,775
TD SYNNEX Corporation	10,896	1,131,550
Vontier Corporation	1,884	50,529
		5,932,930
IT services: 4.98%
Accenture plc Class A	10,691	3,190,836
Akamai Technologies Incorporated †	5,521	557,842
Alliance Data Systems Corporation	20,242	1,115,334
Amdocs Limited	8,791	763,850
Automatic Data Processing Incorporated	2,221	495,150
Broadridge Financial Solutions Incorporated	3,726	544,816
Cognizant Technology Solutions Corporation Class A	15,470	1,155,609
Concentrix Corporation	9,064	1,403,923
DXC Technology Company †	49,948	1,759,169
EPAM Systems Incorporated †	858	290,450
Euronet Worldwide Incorporated †	6,205	751,798
Fidelity National Information Services Incorporated	6,266	654,797
Fiserv Incorporated †	5,784	579,441
Gartner Incorporated †	4,489	1,177,914
Genpact Limited	3,072	136,305
Global Payments Incorporated	240	31,450
Globant SA †	482	91,344
International Business Machines Corporation	18,415	2,556,739
Jack Henry & Associates Incorporated	4,850	912,382
Kyndryl Holdings Incorporated †	144,785	1,786,647
MasterCard Incorporated Class A	10,735	3,841,734
Paychex Incorporated	2,596	321,463
PayPal Holdings Incorporated †	5,224	445,137
Solarwinds Corporation	7,162	83,366
Square Incorporated Class A †	1,035	90,573
The Western Union Company	5,715	103,670
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  11

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
IT services (continued)
VeriSign Incorporated †	1,318	$ 230,057
Visa Incorporated Class A	21,263	4,511,371
		29,583,167
Semiconductors & semiconductor equipment: 4.69%
Advanced Micro Devices Incorporated †	24,769	2,522,970
Analog Devices Incorporated	1,087	183,051
Applied Materials Incorporated	13,943	1,635,374
Broadcom Incorporated	5,791	3,359,533
Entegris Incorporated	1,075	119,282
First Solar Incorporated †	1,562	110,293
GlobalFoundries Incorporated †	7,775	464,090
Intel Corporation	45,647	2,027,640
KLA Corporation	2,492	909,206
Lam Research Corporation	2,166	1,126,385
Microchip Technology Incorporated	6,016	437,062
Micron Technology Incorporated	16,477	1,216,662
MKS Instruments Incorporated	195	24,083
NVIDIA Corporation	34,289	6,402,442
NXP Semiconductors NV	5,797	1,100,039
ON Semiconductor Corporation †	22,353	1,356,380
Qorvo Incorporated †	1,200	134,100
Qualcomm Incorporated	19,149	2,742,520
Teradyne Incorporated	745	81,399
Texas Instruments Incorporated	10,808	1,910,422
		27,862,933
Software: 9.49%
Adobe Incorporated †	7,057	2,939,099
Atlassian Corporation plc Class A †	5,453	966,926
Autodesk Incorporated †	1,196	248,469
Black Knight Incorporated †	1,040	70,626
Cadence Design Systems Incorporated †	5,856	900,243
CDK Global Incorporated	20,918	1,139,194
Datadog Incorporated Class A †	2,558	244,008
Datto Holding Corporation †	5,713	200,583
DocuSign Incorporated †	2,964	248,709
Dolby Laboratories Incorporated Class A	7,568	587,428
Doubleverify Holdings Incorporated †	303	6,742
Dropbox Incorporated Class A †	49,371	1,028,892
Dynatrace Incorporated †	2,495	93,987
Fair Isaac Corporation †	1,416	579,923
Fortinet Incorporated †	3,931	1,156,264
Guidewire Software Incorporated †	494	39,490
INFORMATICA Incorporated †	56,126	1,144,970
Intuit Incorporated	4,754	1,970,343
Manhattan Associates Incorporated †	1,407	170,149
Microsoft Corporation	110,929	30,158,267
N-able Incorporated †	680	6,800
NCR Corporation †	36,027	1,249,777
New Relic Incorporated †	15,949	747,370
NortonLifeLock Incorporated	8,046	195,840
Nutanix Incorporated Class A †	564	9,137
Oracle Corporation	32,412	2,331,071
Palantir Technologies Incorporated Class A †	3,423	29,712
Palo Alto Networks Incorporated †	2,159	1,085,502
See accompanying notes to portfolio of investments

12  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Software (continued)
Pegasystems Incorporated	305	$ 15,110
Salesforce.com Incorporated †	12,638	2,025,113
ServiceNow Incorporated †	2,291	1,070,974
SS&C Technologies Holdings Incorporated	9,223	590,180
Synopsys Incorporated †	3,074	981,221
Teradata Corporation †	23,712	911,252
VMware Incorporated Class A	7,111	910,919
Workday Incorporated Class A †	1,488	232,574
Zoom Video Communications Incorporated †	117	12,572
		56,299,436
Technology hardware, storage & peripherals: 5.80%
Apple Incorporated	222,509	33,118,240
Hewlett Packard Enterprise Company	6,911	107,812
HP Incorporated	30,543	1,186,290
		34,412,342
Materials: 2.04%
Chemicals: 1.04%
Axalta Coating Systems Limited †	1,574	42,750
Celanese Corporation Series A	592	92,660
CF Industries Holdings Incorporated	8,520	841,520
Diversey Holdings Limited †	13,991	137,112
Dow Incorporated	6,943	471,985
DuPont de Nemours Incorporated	1,498	101,639
Eastman Chemical Company	1,904	209,745
Huntsman Corporation	15,529	562,926
Olin Corporation	24,151	1,588,894
PPG Industries Incorporated	706	89,302
The Chemours Company	2,723	117,334
The Mosaic Company	7,924	496,439
The Sherwin-Williams Company	2,829	758,285
Valvoline Incorporated	19,517	653,039
		6,163,630
Construction materials: 0.03%
Eagle Materials Incorporated	1,400	182,784
Containers & packaging: 0.39%
Amcor plc	5,700	74,670
Berry Global Group Incorporated †	11,136	649,563
Graphic Packaging Holding Company	21,464	477,789
Sealed Air Corporation	14,283	888,117
Silgan Holdings Incorporated	4,881	213,837
Sonoco Products Company	780	45,607
		2,349,583
Metals & mining: 0.57%
Alcoa Corporation	13,280	819,642
Cleveland-Cliffs Incorporated †	1,700	39,406
Newmont Corporation	1,463	99,265
Nucor Corporation	6,703	887,879
Reliance Steel & Aluminum Company	2,312	449,453
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  13

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Metals & mining (continued)
Steel Dynamics Incorporated	8,267	$ 705,836
United States Steel Corporation	14,830	371,788
		3,373,269
Paper & forest products: 0.01%
Sylvamo Corporation †	1,229	62,359
Real estate: 2.77%
Equity REITs: 2.31%
American Campus Communities Incorporated	991	64,415
American Tower Corporation	2,862	733,044
Apartment Income Corporation REIT	3,287	147,455
AvalonBay Communities Incorporated	3,546	737,426
Boston Properties Incorporated	1,363	151,538
Brixmor Property Group Incorporated	30,901	753,366
Camden Property Trust	2,151	308,647
Cousins Properties Incorporated	2,478	85,615
Crown Castle International Corporation	4,648	881,493
EPR Properties	5,311	272,136
Equinix Incorporated	339	232,924
Equity Lifestyle Properties Incorporated	433	32,778
Equity Residential	10,053	772,372
Essex Property Trust Incorporated	2,083	591,260
Extra Space Storage Incorporated	2,027	361,211
Federal Realty Investment Trust	785	90,251
Host Hotels & Resorts Incorporated	9,512	190,145
Invitation Homes Incorporated	9,514	358,868
Iron Mountain Incorporated	12,283	662,054
Kimco Realty Corporation	7,287	172,338
Lamar Advertising Company Class A	1,242	121,654
Life Storage Incorporated	1,672	195,223
Mid-America Apartment Communities Incorporated	2,960	535,760
Orion Office Incorporated	37,176	495,556
Park Hotels & Resorts Incorporated	1,594	28,788
Prologis Incorporated	6,153	784,384
Public Storage Incorporated	2,622	866,938
Regency Centers Corporation	11,876	810,062
SBA Communications Corporation	970	326,512
Simon Property Group Incorporated	4,815	552,040
UDR Incorporated	8,597	410,937
Ventas Incorporated	2,533	143,722
Welltower Incorporated	8,475	755,038
Weyerhaeuser Company	2,157	85,245
		13,711,195
Real estate management & development: 0.46%
CBRE Group Incorporated Class A †	15,025	1,244,671
Jones Lang LaSalle Incorporated †	7,705	1,520,351
		2,765,022
Utilities: 1.98%
Electric utilities: 1.17%
Alliant Energy Corporation	1,337	85,327
American Electric Power Company Incorporated	5,606	571,980
See accompanying notes to portfolio of investments

14  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Electric utilities (continued)
Constellation Energy Corporation	2,468	$ 153,213
Duke Energy Corporation	6,910	777,513
Edison International	5,299	370,453
Entergy Corporation	712	85,668
Exelon Corporation	14,089	692,474
FirstEnergy Corporation	6,855	294,491
Hawaiian Electric Industries Incorporated	58	2,504
IDACORP Incorporated	306	33,360
NextEra Energy Incorporated	15,336	1,160,782
NRG Energy Incorporated	17,331	797,919
OGE Energy Corporation	12,523	517,200
PG&E Corporation †	7,288	88,914
PPL Corporation	17,435	526,188
The Southern Company	8,149	616,553
Xcel Energy Incorporated	2,564	193,172
		6,967,711
Gas utilities: 0.04%
National Fuel Gas Company	1,589	116,839
UGI Corporation	3,036	129,759
		246,598
Independent power & renewable electricity producers: 0.34%
AES Corporation	19,897	438,530
Vistra Energy Corporation	60,600	1,598,022
		2,036,552
Multi-utilities: 0.39%
CenterPoint Energy Incorporated	6,224	199,479
Consolidated Edison Incorporated	4,104	407,363
Dominion Energy Incorporated	5,082	428,006
DTE Energy Company	217	28,798
MDU Resources Group Incorporated	3,352	91,778
NiSource Incorporated	16,536	520,057
Public Service Enterprise Group Incorporated	4,883	334,681
Sempra Energy	1,779	291,507
		2,301,669
Water utilities: 0.04%
American Water Works Company Incorporated	1,408	212,960
Total Common stocks (Cost $460,043,089)		564,160,080

		Yield
Short-term investments: 4.44%
Investment companies: 4.44%
Allspring Government Money Market Fund Select Class ♠∞		0.65%	26,352,765	26,352,765
Total Short-term investments (Cost $26,352,765)				26,352,765
Total investments in securities (Cost $486,395,854)	99.48%			590,512,845
Other assets and liabilities, net	0.52			3,061,500
Total net assets	100.00%			$593,574,345

See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  15

Portfolio of investments—May 31, 2022 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$16,689,254	$160,856,190	$(151,192,679)	$0	$0	$26,352,765	26,352,765	$17,123
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	135	6-17-2022	$28,050,611	$27,885,938	$0	$(164,673)
See accompanying notes to portfolio of investments

16  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  17

Notes to portfolio of investments—May 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$48,061,896	$0	$0	$48,061,896
Consumer discretionary	72,516,351	0	0	72,516,351
Consumer staples	36,937,330	0	0	36,937,330
Energy	24,079,009	0	0	24,079,009
Financials	54,166,256	0	0	54,166,256
Health care	76,927,567	0	0	76,927,567
Industrials	52,637,941	0	0	52,637,941
Information technology	158,460,398	0	0	158,460,398
Materials	12,131,625	0	0	12,131,625
Real estate	16,476,217	0	0	16,476,217
Utilities	11,765,490	0	0	11,765,490
Short-term investments
Investment companies	26,352,765	0	0	26,352,765
Total assets	$590,512,845	$0	$0	$590,512,845
Liabilities
Futures contracts	$164,673	$0	$0	$164,673
Total liabilities	$164,673	$0	$0	$164,673
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2022, $2,167,037 was segregated as cash collateral for open futures contracts.
For the three months ended May 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

18  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio